Lease obligations - Schedule of lease obligations (Details)	12 Months Ended
Dec. 31, 2019 CAD ($)
Lease liabilities [abstract]
Balance - January 1, 2019	$ 243,818
Add: Interest Expense	15,258
Less: Lease Payments	(56,207)
Balance - December 31, 2019	202,869
Current	56,207
Non-current	$ 146,662